UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	2/28/15

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Municipal Bond Fund

SEMIANNUAL REPORT February 28, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
30	Financial Highlights
31	Notes to Financial Statements
40	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Municipal Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Municipal Bond Fund, covering the six-month period from September 1, 2014, through February 28, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds continued to fare well over the reporting period when supply-and-demand dynamics remained favorable and long-term interest rates declined in the midst of a sustained economic recovery. Municipal bond yields were driven downward and prices higher by robust demand for a relatively limited supply of securities, particularly from investors seeking relatively safe havens in the midst of disappointing global growth and intensifying geopolitical conflicts. Improving credit conditions for many municipal issuers also supported the market’s performance.

In light of recent domestic employment gains and signs of stabilization in global energy markets, we remain optimistic about the prospects for municipal bonds over the remainder of 2015.The U.S. economy seems poised for further growth as the drags imposed by tight fiscal policies among federal, state and local governments continue to fade. Furthermore, we currently expect a somewhat faster pace of global growth over the months ahead. Of course, stronger economic growth could create risks for fixed-income markets, including the possibility of higher short-term interest rates from the Federal Reserve Board.That’s why we urge you to talk regularly with your financial advisor about the potential impact of our observations on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
March 16, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2014, through February 28, 2015, as provided by Daniel Marques and Daniel Rabasco, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 28, 2015, Dreyfus Municipal Bond Fund achieved a total return of 2.24%.1 In comparison, the fund’s benchmark, the Barclays Municipal Bond Index produced a total return of 2.20%.2

Despite declines in February, municipal bonds generally rallied over the reporting period as long-term interest rates continued to fall and supply-and-demand dynamics remained favorable.The fund’s return was roughly in line with its benchmark.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax. The fund generally will invest at least 75% of its assets in municipal bonds rated A or better or the unrated equivalent as determined by Dreyfus.The fund may invest up to 25% of its assets in municipal bonds rated below A or the unrated equivalent as determined by Dreyfus, including bonds rated below investment-grade quality (“high yield” or “junk” bonds). The dollar-weighted average maturity of the fund’s portfolio is not restricted, but normally exceeds 10 years.

We focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

•	Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market;
•	Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.The fund seeks to invest in several of these sectors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Falling Long-Term Rates Supported Municipal Bond Prices

The U.S. economy grew at a robust 5.0% annualized rate over the third quarter of 2014 and an estimated 2.6% annualized rate in the fourth quarter. Yet, long-term interest rates fell over much of the reporting period, defying expectations that stronger economic growth would drive bonds yields higher. Global investors seeking more competitive yields from sovereign bonds than were available in Europe and Japan flocked to U.S.Treasury securities, and the resulting supply-and-demand imbalance kept yields of U.S. fixed-income securities — including municipal bonds —low. February 2015 proved to be a notable exception to this trend, as longer-term interest rates climbed after stronger-than-expected employment data sparked concerns that short-term interest rates might rise sooner than previously forecast.

Municipal bonds also continued to benefit from favorable supply-and-demand dynamics during the reporting period due to strong demand from individual investors for competitive levels of tax-exempt income. Despite greater-than-expected issuance volumes over the first two months of 2015, the supply of newly issued municipal securities generally remained stable for the reporting period overall.

The economic rebound resulted in better underlying credit conditions for most states and municipalities, with the notable-but-isolated exceptions of Puerto Rico and Detroit.Tax revenues have climbed beyond pre-recession levels for most state and local governments, enabling them to achieve balanced budgets and replenish reserves.

Duration and Security Selection Strategies Boosted Returns

The fund produced competitive returns in this market environment, as a relatively long average duration and a focus on longer maturities captured more of the benefits of falling long-term interest rates and narrowing yield differences along the market’s maturity spectrum. Our security selection strategy also proved effective, including overweighted exposure to higher yielding revenue-backed bonds and an underweighted position in general obligation bonds. The fund achieved especially strong results from revenue bonds backed by tax appropriations and the states’ settlement of litigation with U.S. tobacco companies.

On the other hand, laggards for the reporting period included the fund’s holdings of higher quality bonds backed by revenues from hospitals and essential municipal services, such as water and sewer facilities.

A More Cautious Investment Posture

We remain optimistic regarding the prospects for municipal bonds. The U.S. economic recovery has proven persistent, and credit conditions generally have continued to strengthen. Although the supply of newly issued municipal bonds recently began to increase, we expect robust investor demand to absorb additional issuance. Finally, we anticipate that the Federal Reserve Board will begin to raise short-term interest rates later this year, but we note that municipal bonds historically have tended to be less sensitive than U.S.Treasury securities to rising interest rates.

Nonetheless, in light of recent market gains, we have adopted a somewhat more cautious investment posture. As of the reporting period’s end, we have established a more moderately constructive duration positioning, and we have intensified our focus on liquidity in our security selections. In our view, these strategies can help the fund take faster advantage of any upcoming opportunities to purchase bonds with higher yields and capital appreciation potential.

March 16, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bond funds involve increased credit and liquidity risk compared with higher quality bond funds. Below-investment-grade bonds are considered speculative as to the continuing ability of an issuer to make interest payments and repay principal.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

Auction rate securities include preferred shares of closed-end funds, long-term debt issued by municipalities, and many other taxable and tax-exempt issuers.The dividend rates on these securities generally reset through bank managed auctions periodically, including periods ranging from seven days to 35 days.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Bond Fund from September 1, 2014 to February 28, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2015

Expenses paid per $1,000†	$3.61
Ending value (after expenses)	$1,022.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2015

Expenses paid per $1,000†	$3.61
Ending value (after expenses)	$1,021.22

† Expenses are equal to the fund’s annualized expense ratio of .72%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
February 28, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—100.2%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—3.6%
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	1/1/26	19,670,000		24,038,117
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/20	15,000,000		15,056,250
Jefferson County,
Senior Lien Sewer Revenue
Warrants (Insured; Assured
Guaranty Municipal Corp.)	0/6.60	10/1/42	20,000,000	[a]	13,778,400
Alaska—.8%
Alaska Energy Authority,
Power Revenue (Bradley Lake
Hydroelectric Project)
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/17	5,730,000		6,426,310
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	6,850,000		5,553,706
Arizona—1.4%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	9,000,000		10,616,400
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	6,750,000		6,097,140
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.25	10/1/40	4,185,000		4,620,910
Arkansas—.1%
Arkansas Development Finance
Authority, HR (Washington
Regional Medical Center)	5.00	2/1/33	1,425,000		1,594,675
California—17.2%
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/28	5,000,000		5,905,900

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		4,107,740
California,
GO (Various Purpose)	5.75	4/1/31	13,325,000		15,681,793
California,
GO (Various Purpose)	6.50	4/1/33	15,000,000		18,321,750
California,
GO (Various Purpose)	6.00	11/1/35	14,000,000		17,140,760
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed
Refunding Bonds (Kern County
Tobacco Funding Corporation)	5.00	6/1/34	5,295,000		5,780,816
California Department of Veterans
Affairs, Home Purchase Revenue	5.00	12/1/42	8,000,000		8,186,240
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/27	255,000		288,214
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Prerefunded)	5.00	6/1/18	7,595,000	[b]	8,624,047
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	4,000,000		4,533,800
California State Public Works
Board, LR (Department of
Corrections and
Rehabilitation) (Various
Correctional Facilities)	5.00	9/1/28	5,000,000		5,968,150
California State Public Works
Board, LR (Various
Capital Projects)	5.00	12/1/25	5,000,000		6,141,750
California State Public Works
Board, LR (Various
Capital Projects)	5.00	11/1/38	2,500,000		2,846,650

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/42	5,525,000	6,179,436
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/26	5,000,000	5,893,400
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.50	12/1/21	11,725,000	12,007,455
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	5,000,000	5,929,350
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/29	15,000,000	16,845,300
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	4,655,000	4,534,389
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/28	2,850,000	3,285,822
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/33	5,000,000	5,664,850
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/20	6,450,000	7,716,973
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/28	7,990,000	9,386,013
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/35	5,750,000	6,726,867
Los Angeles Unified School
District, GO	5.00	7/1/21	11,000,000	13,381,280
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/21	3,515,000	4,245,101

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Sacramento County,
Airport System Senior Revenue	5.75	7/1/39	10,260,000		11,678,855
San Diego County Regional Airport
Authority, Senior Airport Revenue	5.00	7/1/43	6,000,000		6,632,400
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport) (Issue
34E) (Insured; Assured
Guaranty Municipal Corp.)	5.75	5/1/22	7,000,000		7,904,400
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.50	11/1/30	13,555,000		16,343,263
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	5,000,000		5,637,800
Colorado—2.3%
City and County of Denver,
Airport System
Subordinate Revenue	5.50	11/15/27	6,000,000		7,127,580
City and County of Denver,
Airport System
Subordinate Revenue	5.25	11/15/43	6,000,000		6,734,700
Colorado Health Facilities
Authority, Revenue (Sisters of
Charity of Leavenworth
Health System)	5.25	1/1/25	4,000,000		4,587,320
Colorado Springs,
Utilities System Revenue	5.00	11/15/23	2,955,000		3,571,443
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/20	6,740,000	[c]	5,991,186
University of Colorado Regents,
University Enterprise Revenue	5.25	6/1/36	5,000,000		5,729,750
Connecticut—1.1%
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	10/1/29	2,500,000		2,942,550

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	9/1/33	6,000,000	7,019,040
Hartford County Metropolitan
District, Clean Water Project
Revenue (Green Bonds)	5.00	11/1/34	5,025,000	5,895,782
Delaware—.5%
Delaware Transportation Authority,
Transportation System
Senior Revenue	5.00	7/1/26	6,245,000	7,174,943
Florida—8.6%
Broward County,
Port Facilities Revenue	5.00	9/1/22	6,000,000	6,941,580
Broward County School Board,
COP (Master Lease
Purchase Agreement)	5.00	7/1/17	5,000,000	5,501,500
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/20	7,000,000	8,186,500
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	10,000,000	11,003,700
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	6,000,000	6,635,820
Citizens Property Insurance
Corporation, Personal
Lines Account/Commercial
Lines Account Senior
Secured Revenue	5.00	6/1/22	8,000,000	9,548,800
Florida Department of
Transportation,
Turnpike Revenue	5.00	7/1/24	5,630,000	6,840,000
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue
(Collateralized: FHLMC,
FNMA and GNMA)	5.10	7/1/31	1,850,000	1,882,856

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Florida Municipal Power Agency,
Revenue (Saint Lucie Project)	5.00	10/1/20	5,185,000		6,064,894
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (Prerefunded)	5.25	11/15/16	265,000	[b]	286,905
Jacksonville Electric Authority,
Electric System
Subordinated Revenue	5.00	10/1/27	2,250,000		2,656,327
Jacksonville Electric Authority,
Water and Sewer System Revenue	5.00	10/1/29	2,500,000		2,960,875
Lee County,
Transportation Facilities
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/21	4,000,000		4,777,400
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.38	10/1/35	5,000,000		5,805,500
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	3,500,000		4,049,325
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/34	5,000,000		5,752,900
Miami-Dade County,
Water and Sewer System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/26	5,000,000		5,515,350
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/35	7,000,000		7,881,020
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/35	6,000,000		6,818,100
Pinellas County Health Facilities
Authority, Health System
Revenue (BayCare Health System
Issue) (Insured; National
Public Finance Guarantee Corp.)	0.21	11/15/23	5,275,000	[d]	5,031,031
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	5,000,000		5,633,550

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Tampa Bay Water Regional Water
Supply Authority, Utility
System Improvement Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	10/1/29	5,000,000	6,783,500
Georgia—2.5%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	10,000,000	12,089,300
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	3,500,000	3,992,275
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	5,000,000	5,780,300
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	9,705,000	11,461,605
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project)	5.13	11/1/30	3,500,000	3,971,485
Idaho—.5%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	7,625,000	7,640,631
Illinois—8.1%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; AMBAC)	5.00	1/1/19	5,175,000	5,385,830
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/23	21,370,000	22,265,189
Chicago Park District,
Limited Tax GO	5.00	1/1/27	3,000,000	3,485,730

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois (continued)
Illinois,
GO	5.50	7/1/38	6,000,000		6,677,880
Illinois,
Sales Tax Revenue	5.00	6/15/24	5,000,000		5,976,650
Illinois Finance Authority,
Revenue (Advocate
Health Care Network)	5.00	6/1/29	9,500,000		10,918,160
Illinois Finance Authority,
Revenue (Advocate
Health Care Network)	5.00	6/1/30	10,305,000		11,843,330
Illinois Finance Authority,
Revenue (Central DuPage Health)	5.50	11/1/39	3,500,000		4,012,295
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	3,250,000		3,912,968
Illinois Finance Authority,
Revenue (Sherman Health
Systems) (Prerefunded)	5.50	8/1/17	2,500,000	[b]	2,786,425
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	6/15/42	13,090,000		14,247,810
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.00	6/1/16	7,275,000		7,678,399
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.50	6/1/23	5,500,000		6,476,525
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	1,480,000		1,738,423
University of Illinois Board of
Trustees, Auxiliary
Facilities System Revenue
(University of Illinois)	5.00	4/1/27	5,000,000		5,786,800
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue
(University of Illinois)	5.00	4/1/44	5,000,000		5,604,550

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Indiana—.3%
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/39	4,345,000	4,835,724
Iowa—.8%
Iowa Finance Authority,
Health Facilities Revenue
(UnityPoint Health)	5.00	2/15/31	4,000,000	4,614,640
Iowa Finance Authority,
Healthcare Revenue (Genesis
Health System)	5.00	7/1/25	5,910,000	6,881,013
Kentucky—2.2%
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	9,375,000	10,241,719
Louisville/Jefferson County
Metro Government, Health
System Revenue (Norton
Healthcare, Inc.)	5.75	10/1/42	6,000,000	6,943,680
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	7,955,000	8,941,579
University of Kentucky,
General Receipts Bonds	5.25	10/1/19	5,565,000	6,557,128
Louisiana—3.7%
East Baton Rouge Sewerage
Commission, Revenue	5.00	2/1/39	8,000,000	9,208,960
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue
(Westlake Chemical
Corporation Projects)	6.75	11/1/32	2,000,000	2,235,420
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	6,500,000	7,609,030
New Orleans Aviation Board,
General Airport Revenue (North
Terminal Project)	5.00	1/1/45	5,000,000	5,488,700

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Louisiana (continued)
New Orleans Aviation Board,
Gulf Opportunity Zone
Customer Facility Charge
Revenue (Consolidated
Rental Car Project)	6.25	1/1/30	5,000,000		5,710,650
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/28	13,425,000		14,584,115
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.25	5/15/35	9,000,000		10,057,860
Maine—.4%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical
Center Issue)	7.50	7/1/32	5,000,000		6,084,250
Maryland—1.4%
Maryland,
GO (State and Local
Facilities Loan)	5.25	8/1/20	10,000,000		12,075,600
Maryland Economic
Development Corporation,
EDR (Transportation
Facilities Project)	5.75	6/1/35	2,500,000		2,711,725
Montgomery County,
Consolidated Public
Improvement GO	5.00	11/1/21	4,730,000		5,774,100
Massachusetts—4.1%
Massachusetts,
GO (Consolidated Loan)
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	8/1/17	10,000,000	[b]	11,111,200
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	5,000,000		6,285,200
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	11,000,000		12,538,020

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.25	7/1/29	5,335,000	5,885,038
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/30	3,000,000	3,461,580
Massachusetts Housing Finance
Agency, Housing Revenue	5.30	6/1/49	5,940,000	6,081,075
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/30	7,325,000	8,576,037
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	5,000,000	5,746,350
Michigan—3.1%
Kent Hospital Finance Authority,
Revenue (Spectrum
Health System)	5.50	11/15/25	7,710,000	9,232,417
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/24	2,500,000	2,915,925
Michigan Finance Authority,
Local Government Loan
Program Revenue (Detroit
Water and Sewerage Department,
Sewage Disposal System
Revenue Senior Lien Local
Project Bonds) (Insured;
Assured Guaranty
Municipal Corp.)	5.00	7/1/30	6,000,000	6,757,620
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/32	5,000,000	5,597,400
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/21	7,000,000	7,920,150

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan (continued)
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000		5,714,850
Michigan Hospital Finance
Authority, Revenue (McLaren
Health Care)	5.63	5/15/28	4,575,000		5,125,189
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	2,680,000		2,672,871
Minnesota—.1%
Western Minnesota Municipal Power
Agency, Power Supply Revenue	5.00	1/1/30	1,565,000		1,841,082
Missouri—.8%
Kansas City,
General Improvement
Airport Revenue	5.00	9/1/22	8,380,000		9,724,320
Missouri Joint Municipal
Electric Utility Commission,
Power Project Revenue
(Iatan 2 Project)	5.00	1/1/33	2,200,000		2,501,048
Nebraska—.2%
Nebraska Public Power District,
General Revenue	5.00	1/1/34	2,975,000		3,465,012
New Jersey—1.9%
New Jersey Economic
Development Authority,
Cigarette Tax Revenue	5.00	6/15/28	2,250,000		2,482,830
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)	5.00	7/1/28	3,000,000		3,494,640
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/30	8,810,000		9,567,308
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/24	5,000,000		5,955,850
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.10	1/1/30	7,500,000	[d]	6,975,000

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Mexico—.7%
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue	0.87	8/1/19	10,000,000	[d]	10,047,000
New York—14.6%
Austin Trust (Series 1107)
Non-recourse (Port Authority
of New York and New Jersey,
Consolidated Bonds, 151st Series)	6.00	9/15/28	25,000,000	[e,f]	28,375,000
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	9,000,000		10,568,790
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	10,000,000		11,355,900
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/29	7,375,000		8,782,445
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/40	5,000,000		5,717,850
New York City,
GO	5.00	3/1/25	5,000,000		6,084,850
New York City,
GO	5.00	8/1/25	5,380,000		6,469,181
New York City,
GO	5.00	10/1/36	11,505,000		13,028,722
New York City Health and
Hospitals Corporation, Health
System Revenue	5.00	2/15/25	14,625,000		16,629,210
New York City Industrial
Development Agency,
Senior Airport Facilities
Revenue (Transportation
Infrastructure Properties, LLC
Obligated Group)	5.00	7/1/21	6,150,000		6,897,102
New York City Industrial
Development Agency,
Special Facility Revenue
(American Airlines, Inc.
John F. Kennedy International
Airport Project)	8.00	8/1/28	7,450,000		8,141,658

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	7,500,000		8,565,750
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/35	15,055,000		17,037,593
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/31	5,000,000		5,630,550
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	7,500,000	[f]	7,912,875
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/27	9,500,000		11,956,225
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	2,500,000		2,771,550
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	3,800,000		4,186,840
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.00	3/15/20	6,775,000		7,974,107
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.00	3/15/32	7,100,000		8,251,620
New York State Thruway Authority,
General Revenue	5.00	1/1/27	5,000,000		5,957,750
Port Authority of New York and
New Jersey (Consolidated
Bonds, 183rd Series)	5.00	12/15/26	4,125,000		5,022,394
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/23	6,430,000		7,871,092

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Ohio—1.2%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	5,000,000	5,740,700
Hamilton County,
Sewer System Revenue (The
Metropolitan Sewer District of
the Greater Cincinnati)	5.00	12/1/29	2,250,000	2,695,635
Ohio Higher Educational
Facility Commission, HR
(Cleveland Clinic Health
System Obligated Group)	5.00	1/1/38	5,000,000	5,607,850
Ohio Turnpike and Infrastructure
Commission, Junior Lien
Turnpike Revenue
(Infrastructure Projects)	5.25	2/15/39	3,000,000	3,461,340
Pennsylvania—2.1%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	5,000,000	5,896,600
Geisinger Authority,
Health System Revenue
(Geisinger Health System)	5.25	6/1/39	11,750,000	13,189,492
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	5,000,000	5,778,700
Philadelphia School District,
GO	5.25	9/1/23	5,000,000	5,698,250
Rhode Island—.4%
Rhode Island Health and
Educational Building
Corporation, Higher Education
Facilities Revenue (Brown
University Issue)	5.00	9/1/21	4,645,000	5,645,579
South Carolina—3.8%
Columbia,
Waterworks and Sewer
System Revenue	5.00	2/1/36	8,000,000	9,074,640
Greenville County School
District, Installment
Purchase Revenue
(Building Equity
Sooner for Tomorrow)	5.00	12/1/23	10,000,000	10,765,900

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
South Carolina (continued)
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,340,000		6,199,206
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/36	10,000,000		11,372,600
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.13	12/1/43	16,000,000		18,118,080
South Dakota—.4%
South Dakota Health and
Educational Facilities Authority,
Revenue (Avera Health Issue)	5.00	7/1/44	5,000,000		5,595,250
Tennessee—.5%
Chattanooga Health Educational and
Housing Board, Revenue
(Catholic Health Initiatives)	5.25	1/1/40	1,500,000		1,701,195
Johnson City Health and Educational
Facilities Board, HR (Mountain
States Health Alliance)	6.00	7/1/38	5,000,000		5,771,450
Texas—5.7%
Brownsville,
Utilities System Revenue	5.00	9/1/28	5,000,000		5,800,500
Harris County Cultural Education
Facilities Finance
Corporation, HR (Texas
Children’s Hospital Project)	5.25	10/1/29	4,000,000		4,597,280
Harris County Health
Facilities Development
Corporation, HR (Memorial
Hermann Healthcare
System) (Prerefunded)	7.25	12/1/18	7,000,000	[b]	8,620,990
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/28	4,000,000		4,807,120

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Houston Community College System,
Limited Tax GO	5.00	2/15/29	4,000,000	4,680,480
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company—Love Field
Modernization Program Project)	5.00	11/1/28	4,450,000	5,017,063
Lower Colorado River Authority,
Transmission Contract Revenue
(Lower Colorado River Authority
Transmission Services
Corporation Project)	5.00	5/15/31	7,895,000	9,030,775
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty Corp.)	5.75	1/1/40	5,000,000	5,619,250
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	10,000,000	11,075,500
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	5.00	2/1/43	9,275,000	10,435,673
Socorro Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/29	4,080,000	4,866,787
Texas Transportation Commission,
Central Texas Turnpike System
First Tier Revenue	5.00	8/15/41	3,530,000	3,914,382
Texas Transportation Commission,
Central Texas Turnpike System
Second Tier Revenue	5.00	8/15/31	5,000,000	5,608,450
Utah—.2%
Metropolitan Water District of
Salt Lake and Sandy, Water
Revenue Project Bonds	5.00	7/1/37	3,000,000	3,407,580

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia—.7%
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC) (Escrowed
to Maturity)	5.25	10/1/28	1,500,000		1,825,290
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.00	10/1/26	8,250,000		8,706,143
Washington—2.1%
Seattle,
Drainage and Wastewater
Improvement Revenue	5.00	9/1/27	5,000,000		5,863,600
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	6/1/23	6,790,000		8,183,580
Washington,
Motor Vehicle Fuel Tax GO	5.00	7/1/23	2,575,000		3,158,212
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)	5.00	10/1/42	12,375,000		13,760,134
West Virginia—.3%
West Virginia Water Development
Authority, Infrastructure
Excess Lottery Revenue
(Chesapeake Bay/Greenbrier
River Projects)	5.00	7/1/32	3,180,000		3,708,898
Wisconsin—1.8%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Ascension Health Alliance
Senior Credit Group) (Morgan
Stanley Municipal Trust
Program Residual
Series 3337) Recourse	5.00	11/15/43	10,000,000	[e,f]	11,157,800
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	5,000,000		5,695,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.25	4/15/35	3,000,000		3,372,090

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin (continued)
Wisconsin Health and Educational
Facilities Authority, Revenue
(ProHealth Care, Inc.
Obligated Group)	5.00	8/15/39	5,000,000	5,636,400
Total Investments (cost $1,349,810,342)			100.2%	1,476,648,162
Liabilities, Less Cash and Receivables			(.2%)	(3,382,099)
Net Assets			100.0%	1,473,266,063

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Variable rate security—interest rate subject to periodic change.
e Collateral for floating rate borrowings.
f Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At February 28, 2015, these securities were valued at $47,445,675 or 3.2% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Transportation Services	23.0	Lease	2.5
Health Care	15.1	Prerefunded	2.3
Utility-Water and Sewer	10.1	Housing	1.7
Special Tax	9.1	County	1.3
Utility-Electric	9.1	Asset-Backed	.3
Education	6.0	Resource Recovery	.2
State/Territory	5.2	Other	8.2
Industrial	3.5
City	2.6		100.2

†	Based on net assets.

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS Puttable Floating Option
Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,349,810,342	1,476,648,162
Cash		4,158,234
Interest receivable		16,871,896
Receivable for shares of Common Stock subscribed		40,006
Prepaid expenses		22,022
		1,497,740,320
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		838,585
Payable for floating rate notes issued—Note 4		17,500,000
Payable for investment securities purchased		5,485,300
Payable for shares of Common Stock redeemed		485,377
Interest and expense payable related to
floating rate notes issued—Note 4		48,787
Accrued expenses		116,208
		24,474,257
Net Assets ($)		1,473,266,063
Composition of Net Assets ($):
Paid-in capital		1,413,825,825
Accumulated undistributed investment income—net		314,338
Accumulated net realized gain (loss) on investments		(67,711,920)
Accumulated net unrealized appreciation
(depreciation) on investments		126,837,820
Net Assets ($)		1,473,266,063
Shares Outstanding
(600 million shares of $.001 par value Common Stock authorized)		124,208,707
Net Asset Value, offering and redemption price per share ($)		11.86

See notes to financial statements.

The Fund 27

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2015 (Unaudited)

Investment Income ($):
Interest Income	29,511,715
Expenses:
Management fee—Note 3(a)	4,410,656
Shareholder servicing costs—Note 3(b)	630,458
Interest and expense related to floating rate notes issued—Note 4	60,912
Professional fees	44,451
Directors’ fees and expenses—Note 3(c)	43,914
Custodian fees—Note 3(b)	43,494
Prospectus and shareholders’ reports	20,780
Registration fees	16,731
Loan commitment fees—Note 2	8,660
Miscellaneous	35,114
Total Expenses	5,315,170
Less—reduction in fees due to earnings credits—Note 3(b)	(362)
Net Expenses	5,314,808
Investment Income—Net	24,196,907
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,842,928
Net unrealized appreciation (depreciation) on investments	4,808,076
Net Realized and Unrealized Gain (Loss) on Investments	8,651,004
Net Increase in Net Assets Resulting from Operations	32,847,911
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014
Operations ($):
Investment income—net	24,196,907	54,826,764
Net realized gain (loss) on investments	3,842,928	(15,935,734)
Net unrealized appreciation
(depreciation) on investments	4,808,076	116,234,588
Net Increase (Decrease) in Net Assets
Resulting from Operations	32,847,911	155,125,618
Dividends to Shareholders from ($):
Investment income—net	(24,148,120)	(54,243,270)
Net realized gain on investments	—	(432,925)
Total Dividends	(24,148,120)	(54,676,195)
Capital Stock Transactions ($):
Net proceeds from shares sold	22,414,724	34,823,073
Dividends reinvested	17,582,745	39,560,117
Cost of shares redeemed	(66,205,099)	(176,749,298)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(26,207,630)	(102,366,108)
Total Increase (Decrease) in Net Assets	(17,507,839)	(1,916,685)
Net Assets ($):
Beginning of Period	1,490,773,902	1,492,690,587
End of Period	1,473,266,063	1,490,773,902
Undistributed investment income—net	314,338	265,551
Capital Share Transactions (Shares):
Shares sold	1,892,248	3,044,627
Shares issued for dividends reinvested	1,483,043	3,460,833
Shares redeemed	(5,593,744)	(15,578,073)
Net Increase (Decrease) in Shares Outstanding	(2,218,453)	(9,072,613)

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2015				Year Ended August 31,
(Unaudited)			2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	11.79		11.02	11.90	11.24	11.58	11.01
Investment Operations:
Investment income—net[a]	.19		.42	.38	.42	.48	.49
Net realized and unrealized
gain (loss) on investments	.07		.77	(.89)	.66	(.35)	.57
Total from
Investment Operations	.26		1.19	(.51)	1.08	.13	1.06
Distributions:
Dividends from
investment income—net	(.19)		(.42)	(.37)	(.42)	(.47)	(.49)
Dividends from net realized
gain on investments	—		(.00)[b]	—	—	—	—
Total Distributions	(.19)		(.42)	(.37)	(.42)	(.47)	(.49)
Net asset value,
end of period	11.86		11.79	11.02	11.90	11.24	11.58
Total Return (%)	2.24	[c]	11.10	(4.52)	9.76	1.30	9.86
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.72	[d]	.74	.72	.75	.75	.74
Ratio of net expenses
to average net assets	.72	[d]	.74	.72	.75	.75	.74
Ratio of interest and
expense related to
floating rate notes issued
to average net assets	.01	[d]	.01	.01	.01	.01	.01
Ratio of net investment
income to average
net assets	3.29	[d]	3.71	3.18	3.64	4.30	4.39
Portfolio Turnover Rate	6.33	[c]	19.04	23.67	27.88	24.24	19.86
Net Assets, end of period
($ x 1,000)	1,473,266		1,490,774	1,492,691	1,719,403	1,660,406	1,816,568

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Bond Fund (the “fund”) is the sole series comprising Dreyfus Bond Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective seeks to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unad-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

justed quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
Quoted Prices		Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	1,476,648,162	—	1,476,648,162
Liabilities ($)
Floating Rate Notes††	—	(17,500,000)	—	(17,500,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At February 28, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $71,497,827 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2014. If not applied, $4,454,313 of the carryover expires in fiscal year 2017 and

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$48,927,646 expires in fiscal year 2018. The fund has $4,277,895 of post-enactment short-term capital losses and $13,837,973 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2014 was as follows: tax-exempt income $54,053,010 and ordinary income $623,185. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2015, the fund was charged $349,405 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2015, the fund was charged $190,253 for transfer agency services and $9,241 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $362.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2015, the fund was charged $43,494 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended February 28, 2015, the fund was charged $7,016 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations

During the period ended February 28, 2015, the fund was charged $5,456 for services performed by the Chief Compliance Officer and his staff.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $680,068, Shareholder Services Plan fees $61,000, custodian fees $21,922, Chief Compliance Officer fees $1,912 and transfer agency fees $73,683.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2015, amounted to $94,424,344 and $92,311,985, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Trust”).The Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the Trust, after payment of interest on the other securities and various expenses of the Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a nonre-course or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the

“Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, the fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended February 28, 2015, was approximately $17,500,000 with a related weighted average annualized interest rate of .70%.

At February 28, 2015, accumulated net unrealized appreciation on investments was $126,837,820, consisting of $127,749,358 gross unrealized appreciation and $911,538 gross unrealized depreciation.

At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 39

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 3-4, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30th, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was generally below the Performance Group and Performance Universe medians for the various periods, except for the two- and ten-year periods, when the fund’s performance was above the Performance Universe median.The Board also noted that the fund’s yield performance was above the Performance Group median for seven of the ten one-year periods ended September 30th and above the Performance Universe median for nine of the ten one-year periods ended September 30th. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median (highest in the Expense Group), the fund’s actual management fee was above the Expense Group and Expense Universe medians (highest in the Expense Group) and the fund’s total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

For More Information

Ticker Symbol: DRTAX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and         Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    April 20, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    April 20, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)